Commitments and contingencies (Details) - Offices and fulfillment infrastructures - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
Rental expenses	¥ 4,571,036	¥ 3,086,709	¥ 2,269,259
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2019	3,596,926
2020	2,553,344
2021	1,452,812
2022	907,116
2023	459,342
2024 and Thereafter	1,044,818
Total	¥ 10,014,358